Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Raw materials and work in process	$ 8,137	$ 7,050
Leaf tobacco	32,948	32,763
Other	1,225	989
Gross Inventory	85,856	76,731
Inventory Valuation Allowance [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	(21,502)	(2,504)
Charged to cost and expense	(2,867)	(20,001)
Deductions for inventory disposed	14,445	1,003
Balance at end of period	(9,924)	(21,502)
Zig-Zag Products [Member]
Inventories [Abstract]
Finished goods	14,903	13,138
Stoker's Products [Member]
Inventories [Abstract]
Finished goods	9,727	5,680
NewGen Products [Member]
Inventories [Abstract]
Finished goods	$ 18,916	$ 17,111